Financing and Interest	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Financing and Interest
FINANCING AND INTEREST

	Year Ended December 31
	2018	2017
Interest on bank loan	$15,637	$11,439
Interest on long-term notes	88,681	89,043
Non-cash financing	3,854	4,474
Accretion on asset retirement obligations (note 11)	10,914	8,682
Financing and interest	$119,086	$113,638